BLACKROCK LARGE CAP SERIES FUNDS, INC.

BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED JUNE 5, 2012 TO THE

SUMMARY PROSPECTUSES DATED JANUARY 27, 2012

Effective immediately, each Fund’s summary prospectuses are hereby amended to provide that Chris Leavy and Peter Stournaras will serve as co-portfolio managers of the Fund. The following change is made to the summary prospectuses:

The section entitled “Portfolio Managers” is deleted and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Chris Leavy, CFA	2012	Managing Director of BlackRock, Inc. and Chief Investment Officer of Fundamental Equity (Americas)
Peter Stournaras, CFA	2010	Managing Director of BlackRock, Inc.

Shareholders should retain this Supplement for future reference.

SPRO-LCS-0612SUP